Equity (Details) - Schedule of Reconciliation of Shareholders' Equity Movement - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share capital, beginning
Number of Shares, Exchanged for Issue of Lifezone Metal Limited shares (in Shares)	62,680,131	62,680,131
Number of Shares amount, Exchanged for Issue of Lifezone Metal Limited shares	$ 6,268	$ 6,268
Number of Shares, Previous GoGreen Sponsor shareholders (in Shares)	6,544,950	6,544,950
Number of Shares amount, Previous GoGreen Sponsor shareholders	$ 655	$ 655
Number of Shares, Previous GoGreen public shareholders (in Shares)	1,527,554	1,527,554
Number of Shares amount, Previous GoGreen public shareholders	$ 153	$ 153
Number of Shares, PIPE Investors (in Shares)	7,017,317	7,017,317
Number of Shares amount, PIPE Investors	$ 702	$ 702
Number of Shares, Simulus Vendors (in Shares)	500,000	500,000
Number of Shares amount, Simulus Vendors	$ 50	$ 50
Number of Shares, Issue of Lifezone Metal Limited shares (in Shares)	78,269,952	78,269,952
Number of Shares amount, Issue of Lifezone Metal Limited shares	$ 7,828	$ 7,828
Number of Shares, Issue of shares from RSU awards (in Shares)	5,405
Number of Shares amount, Issue of shares from RSU awards	$ 1
Number of Shares, Total transactions with shareholders (in Shares)	5,405
Number of Shares amount, Total transactions with shareholders	$ 1
Number of Shares, Share capital, ending (in Shares)	78,275,357	78,269,952
Number of Shares amount, Share capital, ending	$ 7,829	$ 7,828
Number of Shares amount, Share premium	184,642,791	184,610,307
Number of Shares amount, Equity issuance fees	(5,923,979)	(5,923,979)
Number of Shares amount, Total share premium	178,718,812	178,686,328
Number of Shares amount, Previous Lifezone Holdings shareholders earnouts	248,464,035	248,464,035
Number of Shares amount, Previous Sponsor earnouts	17,094,750	17,094,750
Number of Shares amount, Total shared base payment reserve	265,558,785	265,558,785
Number of Shares amount, Warrant reserves	15,017,257	15,017,257
Number of Shares amount, Other reserves	(5,314,302)	(6,814,302)
Number of Shares amount, Translations reserve	56,060	77,933
Number of Shares amount, Redemption reserve	280,808	280,808
Number of Shares amount, Accumulated deficit	(418,864,652)	(408,165,162)
Number of Shares amount, Total Shareholders' equity	35,460,597	$ 44,649,475
Movements [Member]
Share capital, beginning
Number of Shares amount, Exchanged for Issue of Lifezone Metal Limited shares
Number of Shares amount, Previous GoGreen Sponsor shareholders
Number of Shares amount, Previous GoGreen public shareholders
Number of Shares amount, PIPE Investors
Number of Shares amount, Simulus Vendors
Number of Shares amount, Issue of Lifezone Metal Limited shares
Number of Shares, Issue of shares from RSU awards (in Shares)	5,405
Number of Shares amount, Issue of shares from RSU awards	$ 1
Number of Shares, Total transactions with shareholders (in Shares)	5,405
Number of Shares amount, Total transactions with shareholders	$ 1
Number of Shares, Share capital, ending (in Shares)	5,405
Number of Shares amount, Share capital, ending	$ 1
Number of Shares amount, Share premium	32,484
Number of Shares amount, Equity issuance fees
Number of Shares amount, Total share premium	32,484
Number of Shares amount, Previous Lifezone Holdings shareholders earnouts
Number of Shares amount, Previous Sponsor earnouts
Number of Shares amount, Total shared base payment reserve
Number of Shares amount, Warrant reserves
Number of Shares amount, Other reserves	1,500,000
Number of Shares amount, Translations reserve	(21,873)
Number of Shares amount, Accumulated deficit	(10,699,490)
Number of Shares amount, Total Shareholders' equity	$ (9,188,878)